Vanguard International Value Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (94.9%)1
Australia (0.8%)
BHP Group Ltd.	1,863,702	51,309
QBE Insurance Group Ltd.	2,814,911	23,990
		75,299
Belgium (1.2%)
Anheuser-Busch InBev SA/NV	1,173,323	117,962

Brazil (1.4%)
BB Seguridade Participacoes SA	5,598,000	47,599
Cia de Saneamento Basico do Estado de Sao Paulo	2,688,900	37,624
IRB Brasil Resseguros S/A	1,242,800	30,937
Kroton Educacional SA	7,600,100	25,013
		141,173
Canada (2.4%)
Suncor Energy Inc.	2,573,700	73,849
Canadian Natural Resources Ltd.	2,054,300	52,034
Canadian National Railway Co. (Toronto Shares)	440,100	41,656
Rogers Communications Inc. Class B	709,500	36,830
National Bank of Canada	709,400	34,336
		238,705
China (3.8%)
Ping An Insurance Group Co. of China Ltd.	8,683,500	102,342
China Mobile Ltd.	10,597,500	90,125
Lenovo Group Ltd.	94,134,000	75,745
Shanghai Fosun Pharmaceutical Group Co. Ltd.	16,158,500	47,835
* 58.com Inc. ADR	574,415	32,386
Tencent Holdings Ltd.	660,700	30,784
ENN Energy Holdings Ltd.	605,300	6,226
		385,443
Denmark (1.0%)
Carlsberg A/S Class B	460,411	62,887
* Genmab A/S	133,676	24,758
Pandora A/S	416,969	15,983
		103,628
Finland (1.8%)
Nokia Oyj	14,016,858	75,546
Sampo Oyj Class A	1,639,806	68,091
Nordea Bank Abp (XHEL)	5,704,472	36,702
		180,339
France (10.6%)
Sanofi	2,608,851	217,401
Safran SA	758,397	108,876
Orange SA	6,635,477	98,355
TOTAL SA	1,592,465	82,538
STMicroelectronics NV	3,826,172	70,122
BNP Paribas SA	1,484,274	69,464
Engie SA	4,350,606	66,954
Atos SE	824,041	66,262

Vivendi SA	2,210,287	61,391
Publicis Groupe SA	988,984	48,802
Credit Agricole SA	3,718,995	44,271
Vinci SA	394,519	40,582
* Ubisoft Entertainment SA	388,463	31,953
Cie Generale des Etablissements Michelin SCA	266,322	29,441
*,2 Worldline SA	215,814	15,422
Natixis SA	3,560,935	14,281
		1,066,115
Germany (4.8%)
SAP SE	1,051,010	128,472
Volkswagen AG Preference Shares	482,416	80,164
E.ON SE	7,248,202	72,184
Bayer AG	1,004,421	65,055
Commerzbank AG	9,209,473	62,492
Fresenius Medical Care AG & Co. KGaA	638,078	44,194
Continental AG	239,500	32,837
		485,398
Hong Kong (2.7%)
CK Hutchison Holdings Ltd.	13,371,692	124,958
Swire Pacific Ltd. Class A	6,451,850	73,539
Galaxy Entertainment Group Ltd.	10,278,000	69,965
		268,462
India (1.2%)
ICICI Bank Ltd. ADR	9,470,707	115,637

Indonesia (0.4%)
Telekomunikasi Indonesia Persero Tbk PT ADR	1,302,768	39,252

Ireland (0.4%)
* Ryanair Holdings plc ADR	597,414	37,117

Italy (1.3%)
Eni SPA	5,778,704	90,271
CNH Industrial NV	2,206,722	22,344
UniCredit SPA	1,135,386	13,369
		125,984
Japan (15.8%)
Sumitomo Mitsui Financial Group Inc.	3,893,700	136,162
Sony Corp.	2,339,900	133,079
Tokyo Electron Ltd.	693,100	117,392
Panasonic Corp.	11,676,900	98,462
Hitachi Ltd.	2,669,600	94,650
East Japan Railway Co.	998,900	91,574
Fujitsu Ltd.	950,929	74,209
Sumitomo Mitsui Trust Holdings Inc.	2,118,800	72,417
Ulvac Inc.	1,614,309	67,570
Nidec Corp.	462,400	61,830
Daiwa House Industry Co. Ltd.	1,991,000	56,608
Sumitomo Electric Industries Ltd.	4,439,000	54,924
Japan Tobacco Inc.	2,445,300	53,879
Shin-Etsu Chemical Co. Ltd.	525,500	53,504
Sumitomo Realty & Development Co. Ltd.	1,417,877	51,592
Komatsu Ltd.	2,261,700	50,573
Kao Corp.	550,300	40,161
Ryohin Keikaku Co. Ltd.	213,100	37,826

Makita Corp.	1,124,100	37,064
ITOCHU Corp.	1,882,800	35,850
DeNA Co. Ltd.	1,864,100	35,553
Suzuki Motor Corp.	876,400	34,275
Teijin Ltd.	1,227,300	21,233
Sumitomo Chemical Co. Ltd.	4,359,900	19,882
Nomura Holdings Inc.	4,934,100	15,859
Daiwa Securities Group Inc.	3,414,000	14,720
Rohm Co. Ltd.	201,100	14,015
Kirin Holdings Co. Ltd.	594,000	12,883
		1,587,746
Mexico (0.3%)
Grupo Financiero Banorte SAB de CV	6,714,600	33,805

Netherlands (2.6%)
ING Groep NV	6,379,198	70,782
Wolters Kluwer NV	893,596	64,773
NXP Semiconductors NV	488,675	50,524
Koninklijke DSM NV	346,185	42,888
2 ABN AMRO Bank NV	1,787,532	35,782
		264,749
Norway (1.0%)
Telenor ASA	3,057,419	61,952
Equinor ASA	2,229,560	39,977
		101,929
Other (0.4%)
3 Vanguard FTSE All-World ex-US ETF	718,406	35,971

Russia (0.9%)
Gazprom PJSC ADR	6,302,910	46,070
* Yandex NV Class A	1,100,295	43,154
		89,224
Singapore (2.4%)
DBS Group Holdings Ltd.	7,932,900	151,255
Singapore Telecommunications Ltd.	35,267,900	85,074
		236,329
South Africa (1.3%)
Naspers Ltd.	261,053	63,634
Sanlam Ltd.	8,736,495	45,218
Mr Price Group Ltd.	1,606,437	19,720
		128,572
South Korea (4.2%)
Samsung Electronics Co. Ltd.	4,950,625	187,504
Samsung SDI Co. Ltd.	390,650	81,354
POSCO	226,992	42,784
Hana Financial Group Inc.	984,207	28,808
LG Chem Ltd.	87,451	24,734
KB Financial Group Inc.	605,341	22,120
Shinhan Financial Group Co. Ltd.	561,096	20,552
E-MART Inc.	178,078	18,254
		426,110
Spain (2.2%)
Telefonica SA	9,678,118	73,783
Banco Bilbao Vizcaya Argentaria SA	11,631,043	59,222
CaixaBank SA	18,227,301	45,176

Red Electrica Corp. SA	1,525,369	28,759
Mapfre SA	4,107,181	11,306
		218,246
Sweden (1.5%)
Assa Abloy AB Class B	4,316,671	99,012
Nordea Bank Abp (XSTO)	8,100,717	52,138
		151,150
Switzerland (7.6%)
Novartis AG	2,618,084	240,075
Roche Holding AG	627,546	167,972
Credit Suisse Group AG	6,226,274	75,282
Adecco Group AG	1,288,237	70,285
LafargeHolcim Ltd.	1,429,538	70,165
Lonza Group AG	123,213	42,207
Cie Financiere Richemont SA	380,361	32,595
ABB Ltd.	1,630,600	30,781
* Alcon Inc.	497,251	28,796
		758,158
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,040,425	86,983
Taiwan Semiconductor Manufacturing Co. Ltd.	6,335,404	52,097
Silicon Motion Technology Corp. ADR	371,881	13,462
		152,542
Thailand (1.0%)
Bangkok Bank PCL	13,166,800	77,361
Kasikornbank PCL (Foreign)	4,774,600	26,729
		104,090
United Kingdom (14.1%)
Royal Dutch Shell plc Class A (XAMS)	6,050,302	189,850
Vodafone Group plc	80,579,857	146,654
AstraZeneca plc	1,635,922	141,334
Prudential plc	5,254,969	108,117
Tesco plc	35,901,207	97,246
Kingfisher plc	35,760,377	96,549
BP plc	14,362,003	95,030
Unilever plc	1,476,076	88,804
RELX plc	3,585,337	85,038
Barclays plc	36,445,361	68,220
HSBC Holdings plc	6,896,039	55,227
Compass Group plc	2,142,818	54,214
Standard Life Aberdeen plc	12,861,867	46,651
Ferguson plc	473,750	35,253
Lloyds Banking Group plc	45,017,214	29,121
Royal Dutch Shell plc Class A (XLON)	827,596	26,066
Direct Line Insurance Group plc	5,353,031	20,939
ITV plc	14,022,431	18,834
Babcock International Group plc	2,143,115	12,350
		1,415,497
United States (4.3%)
Medtronic plc	1,126,785	114,865
Aon plc	562,255	106,407
* Capri Holdings Ltd.	2,774,098	98,730
Accenture plc Class A	440,690	84,868
RenaissanceRe Holdings Ltd.	180,525	32,702
		437,572

Total Common Stocks (Cost $9,255,849)					9,522,204
		Coupon
Temporary Cash Investments (4.6%)1
Money Market Fund (4.5%)
4	Vanguard Market Liquidity Fund	2.386%		4,483,487	448,393

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.385%	8/1/19	5,000	5,000
5	United States Treasury Bill	2.349%	8/15/19	2,300	2,298
5	United States Treasury Bill	2.480%	9/5/19	3,000	2,994
5	United States Treasury Bill	1.997%	12/26/19	3,300	3,273
					13,565
Total Temporary Cash Investments (Cost $461,916)					461,958
Total Investments (99.5%) (Cost $9,717,765)					9,984,162
Other Assets and Liabilities-Net (0.5%)5,6					46,968
Net Assets (100%)					10,031,130

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.6% and 2.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $51,204,000, representing 0.5% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $8,565,000 and cash of $222,000 have been segregated as initial margin for open futures contracts.
6 Cash of $2,310,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	September 2019	1,659	63,580	295
Topix Index	September 2019	326	46,927	298
FTSE 100 Index	September 2019	376	34,456	717
S&P ASX 200 Index	September 2019	262	30,244	940
				2,250

International Value Fund

Forward Currency Contracts
			Contract Amount (000)
	Contract					Unrealized	Unrealized
	Settlement					Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital
Services LLC	9/25/19	EUR	61,398	USD	69,497	—	(1,215)
Citibank, N.A.	9/18/19	JPY	5,993,536	USD	55,632	—	(330)
Toronto-Dominion Bank	9/24/19	GBP	30,073	USD	38,331	—	(1,658)
Toronto-Dominion Bank	9/24/19	AUD	46,192	USD	31,828	—	(180)
RBC Capital Markets LLC	9/24/19	EUR	19,297	USD	21,973	—	(514)
RBC Capital Markets LLC	9/17/19	JPY	1,410,550	USD	13,159	—	(145)
RBC Capital Markets LLC	9/23/19	AUD	13,685	USD	9,610	—	(233)
RBC Capital Markets LLC	9/24/19	GBP	6,536	USD	8,324	—	(354)
Citibank, N.A.	9/24/19	GBP	4,533	USD	5,665	—	(137)
Citibank, N.A.	9/23/19	AUD	4,610	USD	3,181	—	(23)
UBS AG	9/17/19	JPY	340,780	USD	3,174	—	(30)
Morgan Stanley Capital
Services LLC	9/24/19	EUR	2,791	USD	3,158	—	(54)
BNP Paribas	9/17/19	JPY	328,860	USD	3,033	1	—
Toronto-Dominion Bank	9/24/19	USD	35,215	EUR	31,025	713	—
UBS AG	9/17/19	USD	27,406	JPY	2,939,650	284	—
JPMorgan Chase Bank,
N.A.	9/24/19	USD	18,867	GBP	14,949	637	—
Toronto-Dominion Bank	9/23/19	USD	17,116	AUD	24,266	490
						2,125	(4,873)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

International Value Fund

Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

International Value Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investment.

The following table summarizes the market value of the fund's investments as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,305,741	8,216,463	—
Temporary Cash Investments	448,393	13,565	—
Futures Contracts—Assets[1]	399	—	—
Futures Contracts—Liabilities[1]	(2,035)	—	—
Forward Currency Contracts—Assets	—	2,125	—
Forward Currency Contracts—Liabilities	—	(4,873)	—
Total	1,752,498	8,227,280	—
1 Represents variation margin on the last day of the reporting period.

E. Transactions during the period in investments where the issuer is another member of The
Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds					July 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE All-
World ex-US ETF	34,290	—	—	—	1,681	865	—	35,971
Vanguard Market
Liquidity Fund	568,331	NA1	NA1	84	19	9,439	—	448,393
Total	602,621	—	—	84	1,700	10,304	—	484,364
1 Not applicable—purchases and sales are for temporary cash investment purposes.